Basis of preparation (Policies)	9 Months Ended
Sep. 30, 2023
Basis of preparation [Abstract]
Basis of preparation
The accompanying Consolidated Condensed Interim Financial Statements represent the consolidated results of the Company and its subsidiaries.
The Company’s annual consolidated financial statements as of December 31, 2022, were approved by the Board of Directors on February 28, 2023.

These Consolidated Condensed Interim Financial Statements are presented in accordance with International Accounting Standards (“IAS”) 34, “Interim Financial Reporting”. In accordance with IAS 34, interim financial information is prepared solely in order to update the most recent annual consolidated financial statements prepared by the Company, placing emphasis on new activities, occurrences and circumstances that have taken place during the nine-month period ended September 30, 2023, and not duplicating the information previously published in the annual consolidated financial statements for the year ended December 31, 2022. Therefore, the Consolidated Condensed Interim Financial Statements do not include all the information that would be required in a complete set of consolidated financial statements prepared in accordance with the IFRS-IASB (“International Financial Reporting Standards-International Accounting Standards Board”). In view of the above, for an adequate understanding of the information, these Consolidated Condensed Interim Financial Statements must be read together with Atlantica’s consolidated financial statements for the year ended December 31, 2022 included in the 2022 20-F.

In determining the information to be disclosed in the notes to the Consolidated Condensed Interim Financial Statements, Atlantica, in accordance with IAS 34, has taken into account its materiality in relation to the Consolidated Condensed Interim Financial Statements.

The Consolidated Condensed Interim Financial Statements are presented in U.S. dollars, which is the parent company’s functional and presentation currency. Amounts included in these Consolidated Condensed Interim Financial Statements are all expressed in thousands of U.S. dollars, unless otherwise indicated.

These Consolidated Condensed Interim Financial Statements were approved by the Board of Directors of the Company on November 7, 2023.

Application of new accounting standards
Application of new accounting standards
a)	Standards, interpretations and amendments effective from January 1, 2023, under IFRS-IASB, applied by the Company in the preparation of these Consolidated Condensed Interim Financial Statements:

The applications of these amendments have not had any impact on these Consolidated Condensed Interim Financial Statements.

In addition, the IASB published in May 2023 an amendment to IAS 12, “Income taxes”, to clarify the application of this standard arising from tax legislation enacted or substantively enacted in each country to implement the Pillar Two model rules in which it provides:

-	a temporary exception to the accounting for deferred taxes in connection with the implementation of Pillar Two.
-
qualitative and quantitative disclosures to enable users to understand the entities’ exposure to taxes that may arise from the Pillar Two model rules and/or the entity’s progress in its implementation.

The Company is currently working on analyzing the implications arising from this new regulation applicable for accounting periods commencing on or after December 31, 2023.
b)	Standards, interpretations and amendments published by the IASB that will be effective for periods beginning on or after January 1, 2024:

The Company does not anticipate any significant impact on the Consolidated Condensed Interim Financial Statements derived from the application of the new standards and amendments that will be effective for annual periods beginning on or after January 1, 2024, although it is currently still in the process of evaluating such application.

The Company has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.

Use of estimates
Use of estimates
Some of the accounting policies applied require the application of significant judgment by management to select the appropriate assumptions to determine these estimates. These assumptions and estimates are based on the Company´s historical experience, advice from experienced consultants, forecasts and other circumstances and expectations as of the close of the financial period. The assessment is considered in relation to the global economic situation of the industries and regions where the Company operates, taking into account future development of its businesses. By their nature, these judgments are subject to an inherent degree of uncertainty; therefore, actual results could materially differ from the estimates and assumptions used. In such cases, the carrying values of assets and liabilities are adjusted.
The most critical accounting policies, which require significant management estimates and judgment are as follows:
Estimates:

-	Impairment of contracted concessional, PP&E and other intangible assets.
-	Recoverability of deferred tax assets.
-	Fair value of derivative financial instruments
-	Fair value of identifiable assets and liabilities arising from a business combination

Judgement:

-	Assessment of assets agreements.
-	Assessment of control.

As of the date of preparation of these Consolidated Condensed Interim Financial Statements, no relevant changes in estimates made are anticipated and, therefore, no significant changes in the value of assets and liabilities recognized at September 30, 2023, are expected.
Although these estimates and assumptions are being made using all available facts and circumstances, it is possible that future events may require management to amend such estimates and assumptions in future periods. Changes in accounting estimates are recognized prospectively, in accordance with IAS 8, in the consolidated income statement of the period in which the change occurs.